Schedule of Investments (unaudited)	iShares® MSCI United Kingdom ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
BAE Systems PLC	3,499,888	$46,434,076
Melrose Industries PLC	1,545,950	10,149,861
Rolls-Royce Holdings PLC(a)	9,687,694	33,058,928
		89,642,865
Banks — 10.6%
Barclays PLC	17,387,251	31,088,109
HSBC Holdings PLC	22,428,064	171,314,505
Lloyds Banking Group PLC	73,142,377	40,322,396
NatWest Group PLC, NVS	6,609,973	17,389,579
Standard Chartered PLC	2,637,790	21,836,019
		281,950,608
Beverages — 3.7%
Coca-Cola HBC AG, Class DI	254,361	7,067,537
Diageo PLC	2,587,408	90,562,674
		97,630,211
Broadline Retail — 0.5%
Next PLC	138,648	13,913,562

Capital Markets — 3.9%
3i Group PLC	1,120,328	31,685,826
abrdn PLC	2,203,898	4,548,848
Hargreaves Lansdown PLC	406,130	3,690,862
London Stock Exchange Group PLC	479,358	54,039,590
Schroders PLC	917,165	4,669,576
St. James's Place PLC	627,157	5,148,426
		103,783,128
Chemicals — 0.4%
Croda International PLC	161,373	9,155,365

Commercial Services & Supplies — 0.6%
Rentokil Initial PLC	2,903,466	15,767,207

Construction Materials — 1.9%
CRH PLC	814,360	51,501,352

Consumer Staples Distribution & Retail — 1.6%
J Sainsbury PLC	1,905,100	6,884,112
Ocado Group PLC(a)	668,977	5,082,383
Tesco PLC	8,169,032	29,522,911
		41,489,406
Diversified Consumer Services — 0.3%
Pearson PLC	737,002	8,742,692

Diversified REITs — 0.2%
Land Securities Group PLC	814,451	6,429,416

Diversified Telecommunication Services — 0.4%
BT Group PLC	7,372,881	11,460,338

Electric Utilities — 1.1%
SSE PLC	1,257,063	29,126,715

Electronic Equipment, Instruments & Components — 0.4%
Halma PLC	433,768	11,706,354

Financial Services — 0.5%
M&G PLC	2,581,913	6,838,731
Wise PLC, Class A(a)	710,717	7,030,720
		13,869,451
Food Products — 0.5%
Associated British Foods PLC	397,255	11,962,957
Security	Shares	Value

Health Care Equipment & Supplies — 0.5%
Smith & Nephew PLC	1,005,285	$13,032,218

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	122,262	2

Hotels, Restaurants & Leisure — 3.1%
Compass Group PLC	1,977,173	50,054,943
Entain PLC	731,157	7,420,260
InterContinental Hotels Group PLC	191,729	14,867,602
Whitbread PLC	222,433	8,697,026
		81,039,831
Household Durables — 1.0%
Barratt Developments PLC	1,119,476	7,279,246
Berkeley Group Holdings PLC	122,404	7,183,286
Persimmon PLC	367,656	5,825,164
Taylor Wimpey PLC	4,065,936	6,664,213
		26,951,909
Household Products — 2.1%
Reckitt Benckiser Group PLC	825,976	56,386,808

Industrial Conglomerates — 0.6%
DCC PLC	113,685	7,685,552
Smiths Group PLC	400,455	8,355,393
		16,040,945
Industrial REITs — 0.5%
Segro PLC	1,342,323	13,803,410

Insurance — 3.3%
Admiral Group PLC	299,676	10,239,312
Aviva PLC	3,152,007	16,642,485
Legal & General Group PLC	6,881,405	19,998,730
Phoenix Group Holdings PLC	865,480	5,099,556
Prudential PLC	3,168,975	34,660,296
		86,640,379
Interactive Media & Services — 0.4%
Auto Trader Group PLC(c)	1,052,300	9,651,648

Machinery — 0.4%
Spirax-Sarco Engineering PLC	85,140	9,949,093

Media — 1.0%
Informa PLC	1,594,030	14,989,228
WPP PLC	1,238,338	11,068,376
		26,057,604
Metals & Mining — 7.9%
Anglo American PLC	1,462,586	39,581,847
Antofagasta PLC	451,961	8,023,674
Endeavour Mining PLC	211,575	4,903,315
Glencore PLC	12,048,138	67,399,551
Rio Tinto PLC	1,296,039	88,581,185
		208,489,572
Multi-Utilities — 2.5%
Centrica PLC	6,341,775	11,951,250
National Grid PLC	4,245,072	55,055,472
		67,006,722
Oil, Gas & Consumable Fuels — 13.8%
BP PLC	19,643,598	119,426,482
Shell PLC	7,616,479	246,201,241
		365,627,723
Paper & Forest Products — 0.4%
Mondi PLC	561,062	9,997,118

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Care Products — 6.2%
Haleon PLC	6,377,446	$26,718,712
Unilever PLC	2,878,001	137,299,964
		164,018,676
Pharmaceuticals — 12.0%
AstraZeneca PLC	1,783,956	229,606,387
GSK PLC	4,713,412	84,687,966
Hikma Pharmaceuticals PLC	188,314	4,103,570
		318,397,923
Professional Services — 5.0%
Experian PLC	1,058,692	38,921,344
Intertek Group PLC	184,554	9,305,582
RELX PLC	2,174,696	83,688,330
		131,915,256
Software — 0.6%
Sage Group PLC (The)	1,181,951	16,912,128

Specialty Retail — 0.5%
JD Sports Fashion PLC	2,960,947	5,893,601
Kingfisher PLC	2,191,466	6,083,033
		11,976,634
Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC	418,346	7,749,882

Tobacco — 3.8%
British American Tobacco PLC	2,445,395	77,812,416
Imperial Brands PLC	980,144	22,914,680
		100,727,096
Trading Companies & Distributors — 1.7%
Ashtead Group PLC	504,017	30,455,217
Bunzl PLC	389,011	14,767,481
		45,222,698
Security	Shares	Value

Water Utilities — 0.8%
Severn Trent PLC	309,787	$10,172,261
United Utilities Group PLC	786,717	10,840,842
		21,013,103
Wireless Telecommunication Services — 0.9%
Vodafone Group PLC	26,491,106	23,819,926

Total Long-Term Investments — 99.3%
(Cost: $3,115,904,288)		2,630,559,931

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	1,040,000	1,040,000

Total Short-Term Securities — 0.0%
(Cost: $1,040,000)		1,040,000

Total Investments — 99.3%
(Cost: $3,116,944,288)		2,631,599,931

Other Assets Less Liabilities — 0.7%		18,872,943

Net Assets — 100.0%		$2,650,472,874

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(4	)(b)	$4	$—	$—	—	$315	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,260,000	—	(220,000	)(b)	—	—	1,040,000	1,040,000	9,887		—
					$4	$—	$1,040,000		$10,202		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE 100 Index	208	12/15/23	$19,650	$2,685

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,172,261	$2,620,387,668	$2	$2,630,559,931
Short-Term Securities
Money Market Funds	1,040,000	—	—	1,040,000
	$11,212,261	$2,620,387,668	$2	$2,631,599,931
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,685	$—	$2,685

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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